Basis of preparation	6 Months Ended
Dec. 31, 2020
Basis Of Preparation [Abstract]
Basis of preparation	Basis of preparation
These unaudited condensed set of financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and as adopted by the European Union (EU). International Financial Reporting Standards (IFRS) as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s condensed consolidated financial statements for the periods presented.

The annual financial statements of the group are prepared in accordance with IFRSs as issued by the IASB and as adopted by the EU. As required by the Disclosure and Transparency Rules of the Financial Conduct Authority, the condensed set of financial statements have been prepared applying the accounting policies and presentation that were applied in the preparation of the company's published consolidated financial statements for the year ended 30 June 2020 except for changes on the adoption of new accounting standards and amendments explained below. IFRS is subject to ongoing review and endorsement by the EU or possible amendment by interpretative guidance and the issuance of new standards by the IASB. In preparing these condensed interim financial statements, the significant judgements made by management when applying the group’s accounting policies and the significant areas where estimates were required were the same as those that applied to the consolidated financial statements for the year ended 30 June 2020, with the exception of changes in estimates disclosed in note 12 - Contingent liabilities and legal proceedings.

The potential financial impact of the Covid-19 pandemic has been modelled in our cash flow projections and stress tested by including several severe but plausible downside scenarios which are linked to our principal risks. In our downside Covid-19 scenario, we have considered the key impacts of the pandemic for each region including the potential restrictions on the sale of our products in both on-trade and off-trade channels. We have then considered the expected duration of those restrictions, as well as a forecast for the length of time to recovery (a return to 2019 volumes), based on industry projections. As a result of these factors, in our severe but plausible scenarios, we do not anticipate that the on-trade business recovers to volumes experienced in the year ending 30 June 2019 within the next 18-month period. Even with these negative sensitivities for each region taken into account, the group’s cash position is still considered to remain strong, as we have protected our liquidity by launching and pricing €700 million of fixed rate Euro and £400 million of fixed rate Sterling denominated bonds under Diageo’s European Debt Issuance Programme. Mitigating actions, should they be required, are all within management’s control and could include reduced advertising and promotion spend, dividend cash payments, non-essential overheads and non-committed capital expenditure in the next 12 months. Having considered the outcome of these assessments, it is deemed appropriate to prepare the condensed consolidated financial statements on a going concern basis.

Weighted average exchange rates used in the translation of income statements were US dollar – £1 = $1.31 (2019 – £1 = $1.26) and euro – £1 = €1.11 (2019 – £1 = €1.14). Exchange rates used to translate assets and liabilities at the balance sheet date were US dollar – £1 = $1.36 (31 December 2019 – £1 = $1.32; 30 June 2020 – £1 = $1.23) and euro – £1 = €1.11 (31 December 2019 – £1 = €1.18; 30 June 2020 – £1 = €1.09). The group uses foreign exchange transaction hedges to mitigate the effect of exchange rate movements.

New accounting standards and interpretations

The following amendments to the accounting standards, issued by the IASB or International Financial Reporting Interpretations Committee (IFRIC) and endorsed by the EU, have been adopted by the group from 1 July 2020 with no impact on the group’s consolidated results, financial position or disclosures:

•Amendments to References to the Conceptual Framework in IFRS
•Amendments to IFRS 3 - Definition of a Business
•Amendments to IAS 1 and IAS 8 - Definition of Material
•Amendments to IFRS 16 - Covid-19 - Related Rent Concessions
The following amendment issued by the IASB and endorsed by the EU, has been adopted by the group:

Amendments to IFRS 9, IAS 39 and IFRS 7 - Interest rate benchmark reform (phase 1). The amendment provides temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by interbank offered rate (IBOR) reform. The reliefs have the effect that IBOR reform should not generally cause hedge accounting to terminate.
The following standard and amendment, issued by the IASB has not been endorsed by the EU and has not been adopted by the group:

IFRS 17 - Insurance contracts (effective in the year ending 30 June 2023) is ultimately intended to replace IFRS 4. Based on a preliminary assessment the group believes that the adoption of IFRS 17 will not have a significant impact on its consolidated results or financial position.

Amendments to IFRS 9, IAS 39 and IFRS 7 - Interest rate benchmark reform (phase 2). The amendment to IFRS 9 provides relief from applying specific hedge accounting and financial instrument derecognition requirements directly affected by interbank offered rate (IBOR) reform. By applying the practical expedient, Diageo will not be required to discontinue its hedging relationships as a result of changes in reference rates due to the IBOR reform. The amendment to IFRS 7 will require additional disclosure explaining the nature and extent of risk related to the reform and the progress of the transition.
There are a number of other amendments and clarifications to IFRS, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.